Document and Entity Information	6 Months Ended
Jun. 30, 2019
Document and Entity Information [Abstract]
Entity Registrant Name	ONCOR ELECTRIC DELIVERY CO LLC
Entity Central Index Key	0001193311
Document Type	S-4
Document Period End Date	Jun. 30, 2019
Amendment Flag	false
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Entity Small Business	false